CREDIT FACILITY (Details Narrative) $ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 CAD ($)
IfrsStatementLineItems [Line Items]
Credit Facility	$ 9,462		$ 628	$ 20
Credit Facility interest Description	The credit facility bears interest at a rate of 0.75% - 1% plus Canadian prime rate for loans denominated in Canadian dollars and 0.75% - 1% plus US prime rate for loans denominated in US dollars
Credit commitments	$ 30
Interest rate of prime plus	2.00%	2.00%
Credit facility net	$ 9,597
Deferred financing fees net	135
Net Debt	$ 9,462
A B L Facility [Member]
IfrsStatementLineItems [Line Items]
Credit Facility		$ 10